Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Other Current Liabilities

	As of December 31,	As of December 31,
	2017	2018
	$ in thousands
VAT Payables	9	291
Accruals for personnel related expenses	5,982	7,041
Other	579	1,037

Total	6,570	8,369